Fair Value Measurements - Reconciliation of Fair Value Measurements (Detail) (Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	$ 1,088	$ 2,238
Total gains / (losses) for the year:
Included in earnings (or changes in net assets)	7,926	(3,477)
Purchases issues, sales, and settlements:
Purchases
Issues
Sales
Settlements		2,327
Balance, end of year	$ 9,014	$ 1,088